Investment Strategy	Aug. 27, 2025
Aptus Drawdown Managed Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective principally by investing in a portfolio of U.S.-listed equity securities, while limiting downside risk by purchasing exchange-listed put options on one or more of such equity securities or on broad-based indexes or ETFs that track the performance of the U.S. equity market. Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
The equity component of the Fund’s portfolio is comprised of U.S.-listed common stocks of any market capitalization, real estate investment trusts (“REITs”), and American Depository Receipts (“ADRs”). Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally selects the equity securities for the Fund based on an analysis of each company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth. The Adviser’s proprietary analysis is built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, and valuation, along with momentum, to identify attractive securities. Typically, such securities will have either an attractive combination of yield plus growth relative to the overall market and/or strong momentum relative to the overall market.
The Adviser seeks to limit the Fund’s exposure to equity market declines primarily by purchasing exchange-listed put options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Puts”). A put option gives the purchaser the right to sell shares of the reference asset at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value below the strike price and the holder exercises its put option, the holder will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the holder), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the holder’s loss is limited to the amount of premium it paid. The Adviser may purchase Equity Puts that are at-the-money, near-the-money, or out-of-the-money (also known as a “tail hedge”), and the Adviser will actively manage the Fund’s Equity Puts as markets move or events occur (e.g., earnings announcements) to roll forward expiration dates or to increase or decrease market exposure. The Adviser generally expects to invest less than 5% of the Fund’s net assets in Equity Puts at the time of investment.
In addition to purchasing Equity Puts, the Adviser may write (sell) covered Equity Puts. A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until the expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the put option, the writer (seller) of the put option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the put option retains the premium. The put options written by the Fund are considered “covered” when the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options or the Fund segregates cash or liquid assets with a value at least equal to the exercise price of the put option.
The Adviser also may purchase or write (sell) covered exchange-listed call options on individual equity securities or on one or more equity indexes or ETFs (each, a “reference asset”) that track a portfolio of U.S. equity securities (“Equity Calls”). A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless and the premium may be lost.
A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a strike price until the expiration date. The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. The call options written by the Fund are “covered” because the Fund owns the reference asset at the time it sells the option.
In addition to or in lieu of such Equity Puts or Equity Calls, the Adviser may utilize a combination of purchased and written (sold) put or call options (known as a “spread”) on individual equity securities, one or more equity indexes or ETFs, or the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Fund may use VIX call options as a hedge when the market is experiencing a rapid change in volatility, and the Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
As of July 31, 2025, the Fund invested a significant portion of its assets in the information technology and consumer sectors; however, the Fund’s sector exposure may change from time to time.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities.
Aptus Collared Investment Opportunity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of U.S.-listed equity securities of any market capitalization and buying put options or an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the same underlying equity securities, a U.S. equity ETF, or on an index tracking a portfolio of U.S. equity securities (a “U.S. Equity Index”). The U.S. Equity Index, U.S. equity ETF, and the underlying equity securities may be of any market capitalization. The equity securities and options held by the Fund must be listed on a U.S.-exchange, and the equity securities may include common stocks of U.S. companies, American Depositary Receipts (“ADRs”) (i.e., receipts evidencing ownership of foreign equity securities), and real estate investment trusts (“REITs”). The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Fund’s equity securities based on the Adviser’s assessment of the likelihood that the dividends paid by the issuer will increase or remain stable and based on the liquidity of the options available for such security. The Adviser considers factors primarily related to yield, earnings growth, revenue growth, and distribution history in assessing the likelihood that the dividends paid by an issuer will increase or remain stable. The Adviser may replace a security if it believes another security offers a better value proposition, with a bias for low portfolio turnover.
The Fund’s options collar strategy typically consists of two components: (i) selling covered call options on up to 100% of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same underlying equity securities, a U.S. equity ETF, or the U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities. The Fund seeks to generate income from the combination of dividends received from the equity securities held by the Fund and premiums received from the sale of options. Additionally, the Fund may purchase put options or utilize a combination of purchased and written (sold) put options (known as a “spread”) on one or more equity securities, a U.S. equity ETF, or a U.S. Equity Index to “hedge” or mitigate the downside risk associated with owning equity securities.
Call Options. A call option gives the purchaser the right to purchase shares of the reference asset at a specified strike price prior to a specified expiration date. The purchaser pays a cost (premium) to purchase the call option. In the event the reference asset appreciates in value, the value of the call option will generally increase, and in the event the reference asset declines in value, the call option may end up worthless to the holder and the premium may be lost. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium. The call options written by the Fund are “covered” because the Fund owns the reference asset at the time it sells the option.
Put Options. A put option gives the purchaser the right to sell shares of the reference asset at a strike price prior to its expiration date. The purchaser pays a cost (premium) to purchase the put option. In the event the reference asset declines in value below the strike price and the holder exercises its put option, the holder will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the holder), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the holder’s loss is limited to the amount of premium it paid.
A written (sold) put option gives the seller the obligation to buy shares of the reference asset at a strike price until its expiration date. The writer (seller) of the put option receives an amount (premium) for writing (selling) the option. In the event the reference asset declines in value below the strike price and the holder exercises the put option, the writer (seller) of the put option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset appreciates in value, the put option may end up worthless and the writer (seller) of the put option retains the premium. The put options written by the Fund are considered “covered” when the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
The Fund may write call options on up to 100% of each equity position held in the portfolio and will use a portion of the premium received from writing such call options to purchase put options. Call options written by the Fund will typically have a strike price that is higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. Options selected for the Fund will typically expire one week to nine months from their purchase date and will be rolled periodically (e.g., monthly) to continue generating income or to reflect the Adviser’s revised outlook on the underlying portfolio security. When an option is rolled, the Adviser simultaneously closes one option contract and opens another. The new contract opened can have a further-dated expiration (i.e., the option would be rolled “out”), higher strike price (i.e., rolled “up”), lower strike price (i.e., rolled “down”), or a combination of both a different expiration and strike.
In addition to the options strategies discussed above, the Fund may utilize a “bull call spread” options strategy. The Fund’s bull call spread strategy entails (i) the purchase of at-the-money call options (i.e., call options with a strike price roughly equal to the current price of the underlying asset) on an index or ETF tracking an index representing the U.S. equity market and (ii) writing (selling) out-of-the-money call options (i.e., call options with a strike price higher than the current price of the underlying asset) on the same index or ETF. The bull call spread strategy is intended to profit from moderate increases in the value of the reference asset (up to the strike price of the written call options). The Fund may also purchase call options on the securities held by the Fund to enable the Fund to further benefit from an increase in the value of such securities.
In addition, the Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Fund may use VIX call or put options as a hedge when the market is experiencing a rapid change in volatility, and the Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
As of July 31, 2025, the Fund invested a significant portion of its assets in the information technology and consumer sectors; however, the Fund’s sector exposure may change from time to time.

Strategy Portfolio Concentration [Text]	The Fund will typically limit investments in ADRs to approximately 20% of the Fund’s net assets.
Aptus Defined Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”).
Fixed Income Strategy
The Fund’s Fixed Income Strategy seeks exposure to U.S. dollar-denominated, investment-grade corporate bonds of U.S. and non-U.S. issuers with maturities between one and eight years (also known as a “bond ladder”). The Fund will primarily obtain this exposure through investments in ETFs (“Underlying Bond ETFs”) that each track the investment results of an index composed of such bonds maturing in a specified year during that period (e.g., bonds maturing in 2026) (each, a “reference asset”). The Underlying Bond ETFs are generally expected to make monthly distributions of principal and interest received from their underlying holdings, and each Underlying Bond ETF is expected to make a liquidating distribution at the end of the calendar year in which its holdings mature. The Fund generally reinvests the proceeds of such liquidating distributions into the Underlying Bond ETF with the furthest away maturity date in the bond ladder.
While the Fund’s Fixed Income Strategy is expected to obtain exposure to a diversified array of corporate bonds regardless of the size of the Fund, a significant portion of the Underlying Bond ETFs is generally expected to be represented by bonds issued by companies in the financial sector. The Fund will typically rebalance its investments in Underlying Bond ETFs on a quarterly basis. The Adviser may also decide to reallocate assets among the Equity Strategy and Fixed Income Strategy outside of the normal rebalance activity if the Fund’s balance of equity and fixed income exposure has shifted significantly during the quarter.
Equity Strategy
The Fund’s Equity Strategy seeks exposure to small-, mid-, and large-capitalization U.S. stocks by purchasing exchange-listed call options on individual stocks or depositary receipts (the “Underlying Individual Equities”), on one or more equity indexes, or on one or more other ETFs that principally invest in U.S. equity securities (the “Underlying Equity ETFs”) (each, also, a “reference asset”). A call option gives the purchaser the right to purchase shares of the underlying security at a specified price (“strike price”) prior to a specified date (“expiration date”). The purchaser pays a cost (premium) to purchase the call option. In the event the underlying security appreciates in value, the value of the call option will generally increase, and in the event the underlying security declines in value, the call option may end up worthless and the premium may be lost.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects the Underlying Individual Equities based primarily on the Adviser’s proprietary analysis built from a “yield plus growth” framework, which takes into account fundamental characteristics such as yield, growth, valuation, and momentum. Stocks selected as Underlying Individual Equities by the Adviser must also have call options available for purchase that meet the Fund’s minimum liquidity threshold for investibility. The Adviser seeks to select Underlying Individual Equities to diversify exposure across a variety of industries and to maximize the Fund’s equity exposure given the amount allocated to the applicable options, as described below. Underlying Equity ETFs or equity indexes may be selected in lieu of or in addition to Underlying Individual Equities to adjust the balance of the Fund’s exposure across industries or to maintain the Fund’s equity exposure when the Adviser believes they present a better risk profile than Underlying Individual Equities.
The Fund may utilize a combination of purchased and written (sold) call options (known as a “spread”). A written (sold) call option gives the seller the obligation to sell shares of the reference asset at the strike price until the expiration date. The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the writer (seller) of the call option will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the writer (seller) of the call option retains the premium.
Call options purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable reference asset. The Fund will generally turn over its options holdings to rebalance its Equity Strategy investments on a monthly basis, at which time the Fund allocates approximately 0.25% to 1.00% of its net assets to options on each of the Underlying Individual Equities and may allocate up to approximately 5.00% to options on each of the equity indexes, Underlying Equity ETFs, or Underlying Bond ETFs selected. Each time the Fund rebalances its Equity Strategy, the Fund will typically sell the options it holds and purchase new ones as described above. To the extent the Fund sells options tied to one individual stock or ETF and purchases new options tied to the same individual stock or ETF, the rebalance will generally result in the Fund owning options with a later expiration date than the previous set of options. The Adviser will actively manage the Fund’s options as markets move or events occur (e.g., earnings announcements) to roll forward expiration dates or to increase or decrease market exposure to attempt to reduce the potential volatility inherent in options where the price of the reference asset is significantly higher or lower than the strike price.
Additionally, the Adviser seeks to limit the Fund’s exposure to equity market declines by utilizing a combination of purchased and written (sold) exchange-listed put options (known as a “spread”) on Underlying Individual Equities, on one or more equity indexes, on one or more Underlying Equity ETFs, or on one or more Underlying Bond ETFs. A purchased put option gives the purchaser the right to sell shares of the underlying security at a strike price prior to its expiration date. The purchaser of the put option pays a cost (premium) to purchase the put option. In the event the underlying security depreciates in value, the value of the put option will generally increase, and in the event the underlying security appreciates in value, the put option may end up worthless and the premium may be lost. The put options written by the Fund are considered “covered” when the Fund owns at least an equivalent number of put options on the same reference asset with the same expiration date and a higher strike price at the time it sells the options.
Put options purchased by the Fund typically have a time-to-expiration of one week to six months at the time of purchase and a strike price at or near the current market price of the applicable reference asset. Generally, each time the Fund rebalances its Equity Strategy, the Fund allocates approximately 0.25% to 1.50% of its net assets to put options and will sell the options it holds and purchase new ones as described above.
In addition, the Adviser may utilize a combination of purchased and written (sold) put or call options on the Cboe Volatility Index® (the “VIX® Index”). The VIX Index reflects a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of S&P 500® Index call and put options. The Fund may use VIX call or put options as a hedge when the market is experiencing a rapid change in volatility, and the Adviser generally expects to invest less than 1% of the Fund’s net assets in VIX Index call and put options at the time of investment.
Because the premiums for call and put options purchased by the Fund will typically be a fraction of the value of the underlying reference assets, the options enable the Fund to gain greater exposure to the underlying reference assets than the amount invested in such options. Consequently, the Fund seeks to have greater participation in the appreciation (for call options) or depreciation (for put options) of the applicable underlying reference assets than it would have by investing the same amounts directly in such underlying reference assets, while limiting the maximum loss from such options to the premiums paid.
Strategy Portfolio Concentration [Text]	The Fund typically invests approximately 75% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to U.S. stocks, while limiting downside risk (the “Equity Strategy”).
Opus Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines small-capitalization companies as those that, at the time of investment, fall within the lowest 15% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million), as calculated annually. As of April 30, 2025, there were approximately 3,964 small-capitalization companies, and those companies had market capitalizations ranging up to approximately $21.25 billion. The Fund’s equity securities primarily include common stocks, real estate investment trusts (“REITs”), and American Depositary Receipts (“ADRs”) representing the stock of a foreign company. The Fund will generally limit its investments in ADRs to 20% of its total assets. The Fund may invest in securities offered in an initial public offering (“IPO”) or in companies that have recently completed an IPO.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), selects stocks across a variety of sectors and industries for the Fund by combining factor-based analysis with rigorous fundamental research to identify high-quality, growing companies that the Adviser believes are undervalued. The Adviser focuses on three core themes to identify companies for the Fund:

Higher Quality	Companies with sound business models, higher returns on equity, strong balance sheets, and shareholder-friendly management.
Higher Growth	Companies that are well-positioned to grow sales, earnings, cash flows, and dividends.
Lower Valuation	Companies whose valuations reflect lower price-to-earnings and higher yields than their peers.
The Adviser generally sells a stock for the Fund when the company is no longer believed to be high quality, when its anticipated growth rate has significantly declined, when it is no longer considered undervalued, or when it is no longer considered a small-capitalization company after a significant period of time (e.g., more than one year).
As of July 31, 2025, the Fund invested a significant portion of its assets in the industrial, consumer and financial sectors; however, the Fund’s sector exposure may change from time to time.
Strategy Portfolio Concentration [Text]	The Fund will generally limit its investments in ADRs to 20% of its total assets.
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a combination of equity securities and total return swaps. The Fund invests primarily in a portfolio of other ETFs that invest in equity securities of non-U.S. (international) companies in developed and emerging markets throughout the world (the “Equity Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swaps Strategy”). The Adviser may actively and frequently purchase and sell investments for the Fund.
Equity Strategy
Through its Equity Strategy, under normal circumstances, the Fund invests at least 80% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally expects to expose the Fund to a mix of developed and emerging markets. The Fund’s Equity Strategy seeks exposure to mid- and large-capitalization stocks. Aptus selects the ETFs in which the Fund invests based on a variety of characteristics, including the particular geographic exposure provided by the portfolio of securities held by the ETF, the cost to invest in and trade the ETF’s shares, and the size of the ETF, among others. Aptus selects the individual common stocks and depositary receipts in which the Fund invests based on a company’s fundamental and momentum characteristics to try to identify attractive opportunities for growth.
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or entering into long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities market benchmark, the MSCI AC World Index ex USA (Net). Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on a combination of dividends generated by the Fund’s underlying equity portfolio, the appreciation of the Fund’s equity holdings, and income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from quarter-to-quarter, and the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Through its Equity Strategy, under normal circumstances, the Fund invests at least 80% of its assets in other ETFs that invest in the equity securities of non-U.S. companies. The Fund may also invest in common stocks and depositary receipts as part of its Equity Strategy, although such depositary receipts will generally comprise less than 20% of the Fund’s net assets.
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through a combination of fixed income securities and total return swaps. The Fund invests primarily in U.S. Treasury Bills, U.S. Treasury Notes, and the securities of U.S. government-sponsored entities (“GSEs”) (the “Fixed Income Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swap Strategy”). The Adviser may actively and frequently purchase and sell investments for the Fund.
Fixed Income Strategy
Through its Fixed Income Strategy, under normal market conditions, the Fund invests at least 80% of its assets in U.S. government securities, including U.S. Treasury securities, as well as securities of GSEs.
The Fund typically invests in U.S. Treasury Bills and U.S. Treasury Notes with maturities lower in duration but between about one month and twenty years. The investment technique used by the Fund to build exposure to a portfolio of bonds with various maturities is called a bond ladder. Bond ladders may reduce exposure to volatile securities and manage some potential risks from changing interest rates; however, such outcomes are not guaranteed. Duration is a measure of a security’s price sensitivity to changes in yields or interest rates and a lower duration indicates less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. The Fund will generally reinvest the principal and interest amounts in corresponding Treasury bills, notes, or bonds, respectively, that have the furthest away maturity date in the bond ladder.
The Fund may also invest in securities issued by GSEs, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks (“FHLBanks”), and Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or entering into long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable monthly distributions at a rate that is approximately between 5% and 12%. Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on the income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from month-to-month, and the Fund may pay out a return of capital to meet those targets if monthly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Through its Fixed Income Strategy, under normal market conditions, the Fund invests at least 80% of its assets in U.S. government securities, including U.S. Treasury securities, as well as securities of GSEs.
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through a combination of equity securities and total return swaps. The Fund invests primarily in U.S.-listed large-cap equity securities and in U.S. large-cap ETFs (the “Equity Strategy”) and invests the remainder of its assets in total return swaps (the “Total Return Swaps Strategy”). The Fund considers a large cap company to be one with a market capitalization that, at the time of purchase, is within with the capitalization range of the S&P 500 Index. As of April 30, 2025 the market capitalization range represented by companies in the S&P 500 Index was approximately $5.62 billion to $3.19 trillion. The Adviser may actively and frequently purchase and sell investments for the Fund.
Equity Strategy
Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies and in U.S. large-cap ETFs. For purposes of such policy, the Fund considers equity securities to include U.S.-listed common stocks, American Depositary Receipts (“ADRs”), and real estate investment trusts (“REITs”).
Aptus Capital Advisors, LLC, the Fund’s investment adviser (“Aptus” or the “Adviser”), generally selects equity securities for the Fund based on an analysis of each company’s fundamental characteristics to try to identify attractive opportunities. In selecting U.S.-listed large cap stocks for the Fund, the Adviser uses an allocation method based on market capitalization, liquidity, and prospects for future price appreciation (i.e., prospects for future price appreciation as having the potential to grow revenue, earnings, or free cash flow).
Total Return Swaps Strategy
The Fund invests in total return swaps that implement a systematic trading strategy (STS), with the primary goal of increasing the Fund’s total return. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets (or trading strategy) in exchange for receiving periodic payments from the other party based on a fixed or variable interest rate or the total return of other underlying assets. An STS implemented by a total return swap is a rules-based investment approach to making trade decisions based on pre-established parameters. The Fund may invest in total return swaps that employ STSs using a combination of options and/or futures contracts on equity indexes, fixed income indexes, and/or volatility indexes (e.g., the CBOE Volatility Index, also known as “VIX”). Trading in these instruments may include selling (writing) and/or purchasing put or call options and/or long or short futures contracts to implement the desired exposures in-line with the STS parameters.
The Fund may hold Treasury Bills to provide a return on cash used as collateral for the total return swaps.
The Fund seeks to maintain relatively stable quarterly distributions at a rate that is approximately double the distribution rate of its broad-based securities market benchmark, the S&P 500 Index. Although the Adviser will target this distribution rate, the Fund’s actual distribution rate will be based on a combination of dividends generated by the Fund’s underlying equity portfolio, the appreciation of the Fund’s equity holdings, and income from U.S. Government securities. As a result, the amount of income earned by the Fund will vary from quarter-to-quarter, and the Fund may pay out a return of capital to meet those targets if quarterly distributions exceed the current income generated by the Fund. In addition, the Fund does not guarantee and there can be no assurance that distributions will always be paid or will be paid at a relatively stable level in line with the Adviser’s internal targets.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies and in U.S. large-cap ETFs.
Aptus Large Cap Upside ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies. The Fund considers a large cap company to be a company with a market capitalization that, at the time of purchase, is within with the capitalization range of the S&P 500 Index.
The Fund seeks to achieve its objective by investing in individual stocks, equity and index put options and/or put spreads, equity futures, Treasury Bills, and total returns swaps that implement a systematic trading strategy (STS). The Fund will own equity securities that, in the Adviser’s view, score well through quality, value, and growth screens, which are constructed using a weighting scheme designed to reduce overall portfolio volatility. The Adviser may replace a security if it believes another security offers a better return potential, with a preference for low portfolio turnover.
The Fund will utilize futures or a total return swap on the S&P 500 Index, as well as collect option premiums on S&P 500 puts during favorable market conditions to capture more equity market upside. A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets, which may include a basket of stocks, equity futures, Treasuries, Treasury futures, puts or calls, or an index during a specified period, in exchange for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets.
Selling (or writing) a put option gives the buyer the right to sell shares of the option’s reference asset at a specified price (the “strike price”) through the expiration date of the option (American-style options) or only at the expiration date (European-style options). The seller of the put option receives an amount (premium) for selling the option. In the event the reference asset declines in value below the strike price and the buyer exercises its put option, the buyer will be entitled to receive the difference between the strike price and the value of the reference asset (a gain offset by the premium originally paid for the option), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless, resulting in a gain to the seller in the amount of premium received.
Finally, the Fund will hold Treasury Bills to provide a return on cash used as collateral for the options, total return swaps, and/or futures, employing either standard exchange-listed options or Flexible EXchange Options (“FLEX”). An options contract provides a buyer the option to buy (call option) or sell (put option) an asset at a strike price on a future date.
The S&P 500 Index, maintained by S&P Dow Jones Indices, LLC, is designed to be comprised of stocks that are issued by the 500-leading large-cap U.S. operating companies and real estate investment trusts. The components of the Index are selected based on a variety of factors including the price of outstanding shares, market capitalization, liquidity public float, and financial viability. The Index is a market-capitalization weighted and float-adjusted index.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) will be invested in equity securities of large cap companies.
Aptus Deferred Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective by attempting to provide a tax-efficient return stream through investments in options, total return swaps, Treasury Bills and/or box spreads as opposed to traditional bond investments. The Fund seeks to maintain a risk profile comparable to the Index.
The Fund manages its portfolio duration in a range between 75% and 125% of the Index, which generally has a duration in the range of five to eight years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund prioritizes total return over an extended period while focusing on relative performance over shorter periods to minimize tracking error against traditional bond investments.
The Fund gains and manages duration exposure through investment in option combinations, employing either standard exchange-listed options or Flexible EXchange Options (“FLEX”), on Treasury and/or fixed-income ETFs. The Fund will purchase at-the-market call options and sell at-the-market put options on the same Treasury and/or fixed-income ETF issuer to achieve notional long exposure to the particular Treasury and/or fixed-income ETF issuer, and thus achieve a synthetic exposure to Treasuries. The Fund gains exposure to the spread component of a traditional bond allocation by selling (writing) put options with a notional value expected to align with the return profile of bond spreads over time. To implement this put writing strategy, rather than directly selling put options, the Fund expects to enter into total return swaps, which have the potential of deferring the return generated by this trading strategy.
Selling (or writing) a put option gives the buyer the right to sell shares of the option’s reference asset at a specified price (the “strike price”) through the expiration date of the option (American-style options) or only at the expiration date (European-style options). The seller of the put option receives an amount (premium) for selling the option. In the event the reference asset declines in value below the strike price and the buyer exercises its put option, the buyer will be entitled to receive the difference between the strike price and the value of the reference asset (a gain offset by the premium originally paid for the option), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless, resulting in a gain to the seller in the amount of premium received.
A total return swap is an agreement whereby one party contracts to make periodic payments to another party based on the change in market value of certain underlying assets in exchange for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets.
Finally, the Fund will hold Treasury Bills and/or box spreads to provide a return on cash used as collateral for the options and total return swaps. An options contract provides a buyer the option to buy (call option) or sell (put option) an asset at a strike price on a future date. A box spread involves creating a synthetic long position in the asset by buying a call option and selling a put option with the same strike price and expiration date, paired with a synthetic short position in the same asset by selling a call option and buying a put option with the same strike price and expiration date, but with a different strike price than the synthetic long position in the asset. The difference in the strike prices between the synthetic long and synthetic short positions in the asset defines the box spread’s return, aiming for a return independent of market movement.
Box spreads have similar economic exposure as zero-coupon bonds, where profit or loss from the investment is equal to the price difference from initiation to expiration, or from when the zero-coupon bond was bought and when it was sold. The Fund will buy box spreads with varying expirations. The Fund favors options on ETFs that track market indexes, such as the Nasdaq-100 Index, for optimal risk-return balance and liquidity, with active trading essential given frequent 'rolling' of the box spreads to manage expirations and renew positions.
The Fund will not invest directly in traditional fixed income securities; except that the Fund may invest directly in Treasury Bills; however, the derivatives utilized by the Fund may provide economic exposure equivalent to fixed income securities.
The Index is unmanaged and measures the investment grade, U.S. dollar-denominated fixed-rate taxable bond market, with index components for government and corporate securities, asset-backed securities, and mortgage pass-through securities.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.

Strategy Portfolio Concentration [Text]	The Fund will not invest directly in traditional fixed income securities; except that the Fund may invest directly in Treasury Bills; however, the derivatives utilized by the Fund may provide economic exposure equivalent to fixed income securities.